Intangibles (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of movements in intangibles

	Notes	Goodwill	Concessions	Software	Research and development project	Total
Balance as of December 31, 2022		3,189	6,434	87	528	10,238
Additions		-	1,013	53	6	1,072
Disposals		-	(14)	-	-	(14)
Amortization		-	(251)	(41)	-	(292)
Transfers to held for sale (PTVI)		(68)	-	(1)	-	(69)
Translation adjustment		142	507	6	41	696
Balance as of December 31, 2023		3,263	7,689	104	575	11,631
Cost		3,263	9,394	634	575	13,866
Accumulated amortization		-	(1,705)	(530)	-	(2,235)
Balance as of December 31, 2023		3,263	7,689	104	575	11,631
Additions		-	465	54	-	519
Disposals		-	(10)	-	(5)	(15)
Amortization		-	(270)	(54)	-	(324)
Acquisition of Aliança Energia	17(c)	257	824	-	4	1,085
Translation adjustment		(482)	(1,756)	(20)	(124)	(2,382)
Balance as of December 31, 2024		3,038	6,942	84	450	10,514
Cost		3,038	8,528	579	450	12,595
Accumulated amortization		-	(1,586)	(495)	-	(2,081)
Balance as of December 31, 2024		3,038	6,942	84	450	10,514

Schedule of estimated useful lives of intangibles

Useful life
Railway concessions	5 to 33 years
Research and development project	19 years
Software	5 years